Related Parties - Schedule of Transactions with Related Parties (Details) - Non-executive Directors [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Total		$ 454	$ 260
Fees, including reimbursement of expenses [Member]
Related Party Transaction [Line Items]
Total		448	270
Share-based compensation [Member]
Related Party Transaction [Line Items]
Total		$ 6	$ (10)